Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	65
Preferred stock, shares outstanding	0	65
Common stock par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	22,867,319	14,817,496
Common stock, shares outstanding	22,867,319	14,817,496